Finance Income and Finance Expense	12 Months Ended
Dec. 31, 2017
Research and Development Expense/General and Administrative Expense/Finance Income and Finance Expense [Abstract]
Finance income and finance expense

19. Finance income and finance expense

	2017	2016	2015
Interest income	53,570	67,565	36,562
Net foreign currency exchange gain	1,912,681	843,950	1,806,206
Revaluation gain from derivative financial instruments	3,372,186	291,048	—
Total finance income	5,338,437	1,202,563	1,842,768
Interest expense (incl. Bank charges)	1,640,394	828,547	7,985
Net foreign currency exchange loss	2,737,273	944,047	662,100
Total finance expense	4,377,667	1,772,594	670,085
Finance income/(expense), net	960,770	(570,031)	1,172,683

In 2017, net foreign currency exchange gains contain translation gains of CHF 1,315,029 (2016: CHF 396,665; 2015: CHF 1,154,513) which arose on the Company’s USD and EUR denominated cash and cash equivalents. In 2017, interest expenses include interest paid to Hercules Capital, Inc. under the Loan and Security Agreement in an amount of CHF 1,182,369 (2016: CHF 546,170; 2015: CHF 0).